Capital Stock - Changes in Issued and Outstanding Common Shares (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012	Feb. 26, 2011	Mar. 01, 2014 Treasury Stock	Mar. 02, 2013 Treasury Stock	Mar. 03, 2012 Treasury Stock	Mar. 01, 2014 Capital Stock and Additional Paid-In Capital	Mar. 02, 2013 Capital Stock and Additional Paid-In Capital	Mar. 03, 2012 Capital Stock and Additional Paid-In Capital	Mar. 26, 2013 Employee Stock Option	Mar. 26, 2013 Voting Common Stock	Mar. 26, 2013 Restricted Stock
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	24,345,000	15,185,000	8,595,000	2,703,000									23,800,000
RSUs Granted as Inducement Grants That Are Exempt From the Equity Pool	10,521,418
Share-based Compensation	$ 68	$ 86	$ 97
Capital stock outstanding, Shares, Beginning Balance	524,159,844				9,020,000	8,711,000	2,753,000	524,160,000	524,160,000	523,869,000	3,100,000	526,600,000
Exercise of stock options	417,000		291,000					417,000		291,000
Purchase of treasury stock					1,641,000	3,006,000	6,317,000
Treasury stock vested					(3,001,000)	(2,697,000)	(359,000)			0
Capital stock outstanding, Shares, Ending Balance	526,551,953	524,159,844			7,660,000	9,020,000	8,711,000	526,552,000	524,160,000	524,160,000	3,100,000	526,600,000
Capital stock outstanding, Value, Beginning Balance					(234)	(299)	(160)	2,431	2,446	2,359
Exercise of stock options	3		9		0			3		9
Stock Issued During Period, Shares, Restricted Stock Award, Gross								1,975,000
Common Stock, Shares, Issued						0			0
Stock-based compensation	68	86	97					68	86	97
Tax deficiencies related to stock-based compensation	(13)	(11)	(2)					(13)	(11)	(2)
Purchase of treasury stock	(16)	(25)	(156)		(16)	(25)	(156)
Treasury stock vested					71	90	17	(71)	(90)	(17)
Capital stock outstanding, Value, Ending Balance					$ (179)	$ (234)	$ (299)	$ 2,418	$ 2,431	$ 2,446